CONTINGENCIES (Details) XOF in Billions		1 Months Ended	17 Months Ended
	Aug. 28, 2019 USD ($)	Nov. 30, 2008 individual	Jun. 30, 2013 USD ($)	Dec. 31, 2024 USD ($)	Nov. 25, 2024 Employee	Nov. 21, 2024 USD ($)	Nov. 13, 2024 USD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2024 XOF	Sep. 30, 2024	Sep. 24, 2024 Employee Day	Jan. 01, 2023 USD ($)	Jan. 17, 2018 USD ($)	May 30, 2013 USD ($)
Zaldivar Water Claims [Member]
Disclosure of contingencies
Number of other companies involved in the Chilean water claim				2
Legal proceedings contingent liability | Canadian Securities Class Actions
Disclosure of contingencies
Damages sought			$ 3,000,000,000
Estimated financial effect of contingent liabilities				$ 0
Legal proceedings contingent liability | Pascua Lama SMA Regulatory Sanctions
Disclosure of contingencies
Administrative fine							$ 0						$ 11,500,000	$ 16,000,000
Administrative Fine Paid						$ 300,000
Legal proceedings contingent liability | Perilla Complaint
Disclosure of contingencies
Estimated financial effect of contingent liabilities				0
Number of named claimants | individual		2
Number of unnamed claimants | individual		200,000
Legal proceedings contingent liability | Zaldivar Chilean Tax Assessment [Member]
Disclosure of contingencies
Number of applications										2
Legal proceedings contingent liability | Loulo-Gounkoto - Mining Convention Negotiations
Disclosure of contingencies
Estimated financial effect of contingent liabilities				$ 0
Recoverable VAT charges												$ (417,000,000)
Settlement payment								$ 84,000,000	XOF 50
Number of employees detained | Employee											5
Number of days detainees held | Day											6
Number of employees charged and incarcerated | Employee					4
Zaldivar [Member] | Contingent liabilities related to joint ventures [member] | Zaldivar Chilean Tax Assessment [Member]
Disclosure of contingencies
Estimate of possible loss for alleged unpaid taxes, interest and penalties	$ 678,000,000